UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock High Yield Municipal Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2006

John Hancock
High Yield Municipal Bond Fund
Securities owned by the Fund on
November 30, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate (%)	date	rating (A)	($000)	Value
Tax-exempt long-term bonds 99.85%					$109,113,155

(Cost $99,969,863)

Alaska 0.93%					1,016,890

Northern Tobacco Securitization Corp,
Rev Ref Asset Backed Tobacco
Settlement Ser 2006A	5.000	06-01-46	Baa3	1,000	1,016,890

California 13.21%					14,437,312

California Pollution Control Financing Auth,
Rev Chemical Waste Mgmt Inc Proj
Ser 2005C	5.125	11-01-23	BBB	1,000	1,057,480
California, State of,
Rev Economic Recovery
Ser 2004C-5 (P)	3.350	07-01-23	AA+	1,390	1,390,000
Chula Vista Industrial Development Agency,
Rev San Diego Gas Ser 2005D	5.000	12-01-27	A+	1,000	1,064,460
Foothill/Eastern Transportation Corridor Agency,
Rev Ref Toll Rd Cap Apprec	Zero	01-15-36	BBB-	4,000	738,480
Rev Toll Rd Cap Apprec Sr Lien
Ser 1995A	Zero	01-01-18	AAA	7,950	5,102,627
Millbrae, City of,
Rev Magnolia of Milbrae Proj
Ser 1997A (G)	7.375	09-01-27	BB	1,000	1,041,040
Newport Beach, City of,
Rev Hoag Mem Presbyterian Hosp (P)	3.490	10-01-22	AA	200	200,000
San Bernardino, County of,
Rev Ref Cert of Part Med Ctr Fin
Proj	5.500	08-01-17	AAA	2,500	2,784,025
San Diego County Water Auth,
Rev Ref Cert of Part Inverse
Floater (P)	7.968	04-23-08	AAA	1,000	1,059,200

Colorado 2.87%					3,141,716

Colorado Health Facilities Auth,
Rev Ref Christian Living Community
Proj Ser 2006A (G)	5.750	01-01-26	BB+	1,000	1,053,930
E-470 Public Highway Auth,
Rev Cap Apprec Sr Ser 2000B	Zero	09-01-35	BBB-	15,700	2,087,786

Connecticut 0.96%					1,054,260

Connecticut Development Auth,
Rev Ref Poll Control Connecticut
Light & Pwr Ser 1	5.850	09-01-28	BBB	1,000	1,054,260

John Hancock
High Yield Municipal Bond Fund
Securities owned by the Fund on
November 30, 2006 (unaudited)

Delaware 1.02%					1,114,730

Charter MAC Equity Issuer Trust,
Preferred Tax Exempt Shares
Ser A-4 (S)	6.000	04-30-19	A3	1,000	1,114,730

Florida 20.59%					22,498,422

Aberdeen Community Development District,
Rev Spec Assessment (G)	5.500	05-01-36	BB+	1,000	1,020,690
Bonnet Creek Resort Community Development
District,
Rev Spec Assessment (G)	7.375	05-01-34	BB+	1,055	1,162,746
Rev Spec Assessment (G)	7.250	05-01-18	BB+	1,445	1,598,517
Capital Projects Finance Auth,
Rev Student Hsg Cap Projs Ln Prog
Ser 2000A (G)	7.850	08-15-31	AA	2,000	2,322,740
Rev Student Hsg Cap Projs Ln Prog
Ser 2001G (G)	9.125	10-01-11	BBB	1,280	1,355,430
Capital Trust Agency,
Rev Seminole Tribe Convention
Ser 2003A	8.950	10-01-33	AAA	1,000	1,234,450
Crossings at Fleming Island Community
Development District,
Rev Ref Spec Assessment
Ser 2000C (G)	7.100	05-01-30	BBB-	1,000	1,074,950
Grand Haven Community Development District,
Rev Spec Assessment Ser 1997B (G)	6.900	05-01-19	BBB-	895	896,477
Landmark at Doral Community District,
Ref Special Assessment
Ser 2006A (G)	5.500	05-01-38	BB	1,000	1,026,570
Miami Beach Health Facilities Auth,
Rev Ref Hosp Mt Sinai Medical Ctr
Ser 2001A	6.125	11-15-11	BB+	915	988,831
Midtown Miami Community Development District,
Rev Spec Assessment Ser 2004A (G)	6.000	05-01-24	BB	2,000	2,169,000
Orlando Urban Community Development District,
Rev Spec Assessment Cap Imp (G)	6.000	05-01-20	BB+	855	934,464
Poinciana Community Development District,
Rev Spec Assessment Ser 2000A (G)	7.125	05-01-31	BB+	500	536,735
Riverwood Estates Community Development District,
Spec Assessment (G)	5.000	05-01-13	BB	1,275	1,275,013
Rolling Hills Community Development District,
Rev Special Assessment Cap Impt
Ser 2006A (G)	5.450	05-01-37	BB	1,000	1,004,340
South Kendall Community Development District,
Rev Spec Assessment Ser 2000A (G)	5.900	05-01-35	BB+	990	1,051,974
Waterchase Community Development District,
Rev Cap Imp Ser 2001A (G)	6.700	05-01-32	BBB-	700	752,255
West Villages Improvement District,
Rev Ref Spec Assessment (G)	5.800	05-01-36	BB	1,000	1,051,030
Winter Garden Village Community Development
District,
Rev Spec Assessment (G)	5.650	05-01-37	BB+	1,000	1,042,210

John Hancock
High Yield Municipal Bond Fund
Securities owned by the Fund on
November 30, 2006 (unaudited)

Georgia 11.30%					12,344,170

Atlanta, City of,
Rev Tax Alloc Eastside Proj
Ser 2005B (G)	5.600	01-01-30	BB+	1,500	1,564,470
Rev Wtr & Waste Wtr (I)	5.000	11-01-19	AAA	10,000	10,779,700

Illinois 3.30%					3,607,389

Chicago, City of,
Gen Oblig Tax Alloc Jr Pilsen
Redev Ser 2004B (G)	6.750	06-01-22	BBB+	2,000	2,191,720
Illinois Finance Auth,
Rev Landing at Plymouth Place Proj
Ser 2005A (G)	6.000	05-15-37	BB	625	665,669
Rev Ref Resurrection Health
Ser 2005B (P)	3.670	05-15-35	AAA	750	750,000

Indiana 0.69%					749,385

St. Joseph, County of,
Rev Econ Dev Holy Cross Village
Notre Dame Proj Ser 2006A (G)	6.000	05-15-26	BB+	230	245,196
Rev Econ Dev Holy Cross Village
Notre Dame Proj Ser 2006A (G)	6.000	05-15-38	BB+	475	504,189

Iowa 1.20%					1,306,803

Iowa Finance Auth,
Rev Ref Hlth Care Facil Care
Initiatives Proj (G)	9.250	07-01-25	BB+	195	241,703
Rev Ref Hlth Facil Care
Initiatives Proj Ser 2006 A	5.500	07-01-25	BBB-	1,000	1,065,100

Maryland 2.66%					2,904,054

Baltimore Convention Center,
Rev Hotel Ser 2006B	5.875	09-01-39	BB	800	852,104
Prince Georges, County of,
Rev Spec Tax Dist Victoria Falls
Proj (G)	5.250	07-01-35	BB+	1,000	1,022,840
Spec Oblig National Harbor Proj (G)	5.200	07-01-34	BBB	1,000	1,029,110

Massachusetts 7.69%					8,408,452

Massachusetts Development Finance Agency,
Rev Boston Univ Ser 2002R-4 (P)	3.600	10-01-42	AAA	400	400,000
Rev Mass College of Pharmacy &
Allied Hlth Science	5.750	07-01-33	BBB	1,000	1,080,950
Rev Resource Recovery Ogden
Haverhill Proj Ser 1998	5.500	12-01-19	BBB	1,700	1,767,609
Massachusetts Health and Educational Facilities
Auth,
Rev Civic Investments Inc
Ser 2002B (G)	9.200	12-15-31	BB	2,500	3,090,575
Rev Jordan Hosp Ser 2003E	6.750	10-01-33	BBB-	1,000	1,116,740

John Hancock
High Yield Municipal Bond Fund
Securities owned by the Fund on
November 30, 2006 (unaudited)

Massachusetts Industrial Finance Agency,
Rev Assisted Living Facil Newton
Group Properties	8.000	09-01-27	AAA	900	952,578

Missouri 0.79%					867,075

Fenton, City of,
Rev Ref Tax Increment Imp Gravois
Bluffs	7.000	10-01-21	AAA	750	867,075

New Jersey 4.24%					4,633,143

New Jersey Health Care Facilities Financing
Auth,
Rev Care Institute Inc Cherry Hill
Proj (G)	8.000	07-01-27	B+	1,250	1,282,763
Rev Ref St Peters Univ Hosp
Ser 2000A	6.875	07-01-30	BBB+	1,000	1,100,030
New Jersey Tobacco Settlement Financing Corp,
Rev Asset Backed Bond	6.375	06-01-32	BBB	1,000	1,128,710
Rev Asset Backed Bond	6.250	06-01-43	BBB	1,000	1,121,640

New York 5.20%					5,684,763

New York City Industrial Development Agency,
Rev Liberty 7 World Trade Ctr
Ser 2005A (G)	6.250	03-01-15	BB-	1,500	1,600,920
Spec Facil Rev British Airways Plc
Proj	5.250	12-01-32	BB-	1,000	986,730
New York City Municipal Water Finance Auth,
Rev Wtr & Swr Sys Ser F
Subser F 2 (P)	3.590	06-15-35	AA+	1,800	1,800,000
New York Liberty Development Corp,
Rev National Sports Museum Proj
Ser 2006A (G)	6.125	02-15-19	BB-	500	531,990
New York, City of,
Gen Oblig Unltd Subser 1993E-2 (P)	3.590	08-01-20	AAA	100	100,000
Gen Oblig Unltd Subser 1993B-2 (P)	3.590	08-15-19	AAA	100	100,000
Port Auth of New York & New Jersey,
Rev Ref Spec Proj KIAC Partners
Ser 4 (G)	6.750	10-01-19	BBB-	555	565,123

Oklahoma 1.06%					1,157,270

Tulsa Municipal Airport Trust,
Rev Ref Ser 2000A (P)	7.750	06-01-35	B	1,000	1,157,270

Oregon 2.50%					2,728,647

Salem Hospital Facility Auth,
Rev Salem Hospital Proj Ser 2006A	5.000	08-15-27	A+	1,000	1,067,290
Western Generation Agency,
Rev Wauna Cogeneration Proj
Ser 2006B (G)	5.000	01-01-14	BBB-	1,105	1,142,902
Rev Wauna Cogeneration Proj
Ser 2006B (G)	5.000	01-01-16	BBB-	500	518,455

John Hancock
High Yield Municipal Bond Fund
Securities owned by the Fund on
November 30, 2006 (unaudited)

Puerto Rico 3.49%					3,818,961

Puerto Rico, Commonwealth of,
Pub Impt - Ser A (I)	5.000	07-01-17	Aaa	3,500	3,818,961

Rhode Island 0.45%					486,127

Tiverton, Town of,
Rev Spec Oblig Tax Mount Hope Bay
Village Ser 2002 (G)	6.875	05-01-22	BB+	445	486,127

South Carolina 1.46%					1,593,785

Lancaster, County of,
Rev Assessment Edenmoor Imp Dist
Ser 2006A (G)	5.750	12-01-37	BB	1,000	1,080,980
Myrtle Beach, City of,
Rev Myrtle Beach Air Force Base
Ser 2006A (G)	5.250	11-01-26	BB+	500	512,805

Tennessee 1.08%					1,175,530

Johnson City Health & Educational Facilities
Board,
Rev Ref Hosp 1st Mtg Mtn States
Hlth Ser 2000A	7.500	07-01-33	BBB+	1,000	1,175,530

Texas 5.30%					5,794,030

Austin Convention Enterprises Inc. Convention
Ctr,
Rev Ref First Tier Ser 2006B	5.750	01-01-24	BB	1,000	1,057,170
Bexar County Health Facilities Development Corp,
Rev Ref Army Retirement Residence
Proj	6.300	07-01-32	BBB-	150	163,856
Brazos River Auth,
Rev Ref Poll Control Texas
Utilities Co Ser 1999A	7.700	04-01-33	BBB-	1,000	1,171,610
Gulf Coast Industrial Development Auth,
Rev Solid Waste Disposal Citgo
Petroleum Proj	8.000	04-01-28	Ba2	2,100	2,363,424
Metro Health Facilities Development Corp,
Rev Wilson N Jones Mem Hosp Proj	7.250	01-01-31	B1	1,000	1,037,970

Virginia 6.40%					6,991,430

Henrico County Economic Development Auth,
Rev Ref Mtg Westminster Canterbury	5.000	10-01-35	BBB-	1,000	1,037,150
Peninsula Ports Auth,
Rev Ref Baptist Homes Res Care
Facility Ser 2006C (G)	5.375	12-01-26	BB	1,000	1,036,330
Pocahontas Parkway Association,
Rev Toll Rd Cap Apprec Sr Ser 1998B	Zero	08-15-19	AAA	5,000	2,557,450
Rev Toll Rd Cap Apprec Sr Ser 1998B	Zero	08-15-30	AAA	5,000	1,334,700

John Hancock
High Yield Municipal Bond Fund
Securities owned by the Fund on
November 30, 2006 (unaudited)

Suffolk Industrial Development Auth,
Rev Ref First Mortgage Lake Prince
Ctr (G)	5.300	09-01-31	BB+	1,000	1,025,800

Washington 0.97%					1,065,331

Washington Tobacco Settlement Auth,
Rev Asset Backed Bond	6.500	06-01-26	BBB	965	1,065,331

Wyoming 0.49%					533,480

Sweetwater, County of,
Rev Ref Solid Waste Disposal FMC
Corp Proj	5.600	12-01-35	BBB-	500	533,480

	Interest			Par value
Issuer, description, maturity date	rate (%)			($000)	Value
Short-term investments 0.15%					$168,000

(Cost $168,000)

Joint Repurchase Agreement 0.15%					168,000

Investment in a joint repurchase agreement
transaction with UBS AG — Dated 11-30-06, due
12-1-06 (Secured by U.S. Treasury Inflation
Indexed Bonds 2.000%, due 1-15-26 and 3.625%,
due 4-15-28 and U.S. Treasury Inflation Indexed
Notes 0.875%, due 4-15-10, 1.875%, due 7-15-15,
2.000%, due 7-15-14, 3.375%, due 1-15-07,
3.375%, due 1-15-12, and 4.250%, due 1-15-10).
Maturity value $168,025	5.280			168	168,000

Total investments (Cost $100,137,863) 100.00%					$109,281,155

John Hancock
High Yield Municipal Bond Fund
Footnotes to Schedule of Investments
November 30, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available unless indicated otherwise.

(I) Security forms part of an inverse floater trust.

(G) Security rated internally by John Hancock Advisers, LLC.

(P) Represents rate in effect on November 30, 2006.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,114,730 or 1.07% of the Fund's net assets as of November 30, 2006.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on November 30, 2006, including short-term investments, was $100,137,863. Gross unrealized appreciation and depreciation of investments aggregated $9,143,360 and $68, respectively, resulting in net unrealized appreciation of $9,143,292.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart Preston Gates Ellis, LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.

590Q1 11/06
1/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 28, 2007

By: /s/ Gordon M. Shone
-------------------------------------
Gordon M. Shone
Treasurer

Date: March 28, 2007